SUBSEQUENT EVENTS (Details Textual) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended						1 Months Ended	0 Months Ended
	Jan. 10, 2014	Apr. 29, 2014 Memory Dx, LLC [Member]	May 01, 2014 Provista Diagnostics Inc [Member]	Jan. 10, 2014 PGI Drug Discovery, LLC [Member]	Mar. 12, 2014 Subsequent Event [Member] Demand Promissory Note [Member]	Jan. 14, 2014 Subsequent Event [Member] Eltoprazine In-License Agreement [Member] PGI Drug Discovery, LLC [Member]	Jan. 14, 2014 Subsequent Event [Member] Service Agreement [Member] PGI Drug Discovery, LLC [Member]	Jan. 14, 2014 Subsequent Event [Member] Securities Purchase Agreement [Member] PGI Drug Discovery, LLC [Member]	Feb. 28, 2014 Subsequent Event [Member] Option Agreement [Member] University of Massachusetts [Member]	Mar. 07, 2014 Subsequent Event [Member] Purchase Agreement [Member] Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
License Agreement Date Of Agreement				Jan. 10, 2014		Jan. 14, 2014
Payment Of License Agreement Cost				$ 100,000		$ 100,000
Payment Of License Agreement Milestone Development Cost	4,000,000			4,000,000		4,000,000
Payment For Clinical Trials				650,000		650,000
Payment Of License Agreement Inventory Cost				500,000		500,000
Contractual Obligation, Total							450,000
Contractual Obligation, Future Minimum Payments Due, Remainder of Fiscal Year							150,000
Service Agreement Term							3 years
Subscriptions Of Common Stock Shares								4,000,000
Subscriptions Of Common Stock Shares Granted Period								4,000,000
Option Agreement, Date Of Agreement									Feb. 28, 2014
Option Agreement, Option Term									18 months
Payment For Option Fees									1,000
Payment For Option Retainer Fees									15,000
Purchase Agreement Date										Mar. 07, 2014
Purchase Obligation, Total										20,000,000
Purchase Of Common Stock, Shares										4,000,000
Purchase Of Common Stock,Value										400,000
Purchase Agreement Term										30 months
Additional Paid in Capital, Common Stock										19,600,000
Purchase Agreement Amount			20,000							20,000,000
Stock Issued During Period, Shares, New Issues										6,000,000
Stock Issued During Period Additional Shares Issues										3,500,000
Percentage Of Investors Subscription Amount										2.00%
Promissory Note Payable Opted To Extend Maturity Date					Mar. 12, 2014
Proceeds from Issuance or Sale of Equity, Total										500,000
Notes Issued					500,000
Asset Purchase Date Of Agreement		Apr. 29, 2014	May 01, 2014
Upfront Payment		50,000
Additional Payment To Be Made One		50,000
Additional Payment To Be Made Two		$ 50,000
Stock To Be Issued Upon Delivery Of Acquired Assets		1,500,000
Stock To Be Issued Upon License Agreement		6,500,000